Stock Option Plan (Details) - Schedule of Nonvested Restricted Stock Units - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Option Plan (Details) - Schedule of Nonvested Restricted Stock Units [Line Items]
Shares, Nonvested Beginning balance	436,259
Weighted- Average Grant Date Fair Value, Nonvested Beginning balance	$ 6.43
Shares, Granted	2,902,684
Weighted- Average Grant Date Fair Value, Granted	$ 0.56	$ 3.07
Shares, Vested/Release	(2,866,653)
Weighted- Average Grant Date Fair Value, Vested/Release	$ 1.1	6.12
Shares, Cancelled/Forfeited	(57,832)
Weighted- Average Grant Date Fair Value, Cancelled/Forfeited	$ 4.61	$ 8.72
Shares, Nonvested Ending balance	414,458	436,259
Weighted- Average Grant Date Fair Value, Nonvested Ending balance	$ 2.48	$ 6.43